Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000932101
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PIF
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 21, 2019
Prospectus Date	rr_ProspectusDate	Dec. 30, 2018
Putnam PanAgora Market Neutral Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
The fund pursues its goal by investing through a diversified set of long/short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts, although it may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed income securities, and other investment companies. The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments, and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

In addition, the fund may invest up to 25% of its net assets in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”).

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets among strategies and asset classes may hurt performance, and efforts to generate returns under different market conditions and over different time horizons through the use of strategies and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of the securities in which the fund invests (whether directly or indirectly through derivatives) may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default or expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for small and midsize companies.

The fixed income securities in which the fund invests (whether directly or indirectly through derivatives) are subject to interest rate risk, which means the value of those investments is likely to fall if interest rates rise. The fund’s investments in fixed income securities also are subject to credit risk, which is the risk that the issuer of the fixed income security may default on payment of interest or principal. Interest rate risk is generally greater for the fund’s investments in longer-term fixed income securities.

The fund’s investments in total return swap contracts and other derivatives are subject to losses caused by unanticipated market movements, and there may be imperfect correlation between price movements of a derivative and price movements of the security or other asset for which the derivative is intended as a substitute. Derivatives may be difficult to value and may increase the fund’s transaction costs. Derivatives also involve the risk of the potential inability to terminate or sell derivatives positions. Derivatives can significantly increase the fund’s exposure to credit and counterparty risks. Derivatives, particularly over-the-counter instruments, involve the risk of the potential failure of the other party to the instrument to meet its obligations. Derivatives are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell its investments to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

The fund’s use of derivatives also increases its risks by increasing investment exposure (which may be considered leverage). Leveraging may cause the fund’s performance to be more volatile, may expose the fund to losses in excess of the amounts invested, and may require the fund to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

The fund’s use of “short” derivatives positions may have the effect of economic leverage, which magnifies investment exposure, and may result in losses if the underlying assets appreciate in value.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. In addition, the securities issued by SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be illiquid.

Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

Exposure to open-end or closed-end investment companies and ETFs subjects the fund to substantially the same risks as those associated with direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF or other investment company.

The fund may have some direct or indirect exposure to illiquid securities. PanAgora may not be able to sell the fund’s illiquid investments when it considers it desirable to do so, or PanAgora may be able to sell them only at less than their value.

The fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus Supplement	October 21, 2019

Putnam PanAgora Market Neutral Fund
Summary prospectus dated December 30, 2018

Effective November 1, 2019, the subsections Investments and Risks in the section Investments, risks and performance are restated in their entirety as follows.

Investments, risks, and performance

Investments

The fund pursues its goal by investing through a diversified set of long/short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts, although it may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed income securities, and other investment companies. The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments, and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The

319121 10/19

fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

In addition, the fund may invest up to 25% of its net assets in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”).

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

Risks

It is important to understand that you can lose money by investing in the fund.

There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets among strategies and asset classes may hurt performance, and efforts to generate returns under different market conditions and over different time horizons through the use of strategies and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of the securities in which the fund invests (whether directly or indirectly through derivatives) may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default or expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for small and midsize companies.

The fixed income securities in which the fund invests (whether directly or indirectly through derivatives) are subject to interest rate risk, which means the value of those investments is likely to fall if interest rates rise. The fund’s investments in fixed income securities also are subject to credit risk, which is the risk that the issuer of the fixed income security may default on payment of interest or principal. Interest rate risk is generally greater for the fund’s investments in longer-term fixed income securities.

The fund’s investments in total return swap contracts and other derivatives are subject to losses caused by unanticipated market movements, and there may be imperfect correlation between price movements of a derivative and price movements of the security or other asset for which the derivative is intended as a substitute. Derivatives may be difficult to value and may increase the fund’s transaction costs. Derivatives also involve the risk of the potential inability to terminate or sell derivatives positions. Derivatives can significantly increase the fund’s exposure to credit and counterparty risks. Derivatives, particularly over-the-counter instruments, involve the risk of the potential failure of the other party to the instrument to meet its obligations. Derivatives are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell its investments to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

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The fund’s use of derivatives also increases its risks by increasing investment exposure (which may be considered leverage). Leveraging may cause the fund’s performance to be more volatile, may expose the fund to losses in excess of the amounts invested, and may require the fund to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

The fund’s use of “short” derivatives positions may have the effect of economic leverage, which magnifies investment exposure, and may result in losses if the underlying assets appreciate in value.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. In addition, the securities issued by SPACs, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be illiquid.

Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

Exposure to open-end or closed-end investment companies and ETFs subjects the fund to substantially the same risks as those associated with direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF or other investment company.

The fund may have some direct or indirect exposure to illiquid securities. PanAgora may not be able to sell the fund’s illiquid investments when it considers it desirable to do so, or PanAgora may be able to sell them only at less than their value.

The fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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